Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

20 Pacifica, Suite 700

Irvine, CA 92618

Item 2. Identity of the person who paid the person to provide third-party due diligence services

New Hampshire Higher Education Loan Corporation

4 Barrell Court

Concord, NH 03301

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The numbered items below are intended to address the numerically requested information of Item 4.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes.

(2)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes.

(3)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes.

(4)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File or the Executed Promissory Note (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File or the Executed Promissory Note (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 18, 2015 pertaining to EDVestinU Private Education Loan Issue No. 1, LLC, Private Education Loan Asset-Backed Notes).

Name of Person Identified in Item 1: KPMG LLP

(Signature)

By:	Tina M. Stoliar, Partner
(Print name of duly authorized person)

Date: December 2, 2015

KPMG LLP
Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

New Hampshire Higher Education Loan Corporation (the “Corporation”)

RBC Capital Markets, LLC

(together, the “Specified Parties”)

Re:	EDVestinU Private Education Loan Issue No. 1, LLC
Private Education Loan Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

EDVestinU Private Education Loan Issue No. 1, LLC

Private Education Loan Asset-Backed Notes

November 18, 2015

•	The phrase “Data File” means an electronic data file, prepared and provided to us by the Corporation on September 30, 2015, containing certain information related to 22,980 student loans and their related attributes as of August 31, 2015 (the “Cutoff Date”). The Corporation is responsible for the Data File.

•	The phrase “Selected Student Loans” means a sample of 100 student loans that we randomly selected from the Data File, as instructed by the Corporation. A listing of the Selected Student Loans is attached hereto as Exhibit A.

•	The phrase “Selected Student Loans for Promissory Note Procedure” means a random sample of student loans selected from the Data File utilizing a confidence level of 99.0%, an expected error rate of 2.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Corporation. The selection criteria resulted in a sample of 286 Student Loans. A listing of the Selected Student Loans for Promissory Note Procedure is attached hereto as Exhibit B.

•	The phrase “Loan File” means any file containing some or all of the following documents: Executed Promissory Note, Inquire Loan File Screen, Display Borrower History Screen, Display Loan History Detail Screen, Display All Loans Screen, and/or Manual Caller Contact – All Groups Screen. The Loan File, maintained and furnished to us by the Corporation, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the Corporation’s servicing system. We make no representation regarding the validity of the execution of the Executed Promissory Note by the obligor. The Corporation is responsible for each Loan File.

I.	The Selected Student Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each of the Selected Student Loans, we compared or recomputed the information contained in the Data File to or based on the information contained in the Loan File documents noted below (the “Loan File Documents”). The Specified Parties indicated that the absence of any of the noted Loan File Documents or the inability to agree the indicated information from the Data File to the Loan File Documents for each of the attributes identified constituted an exception. The Loan File Documents are listed in the order of priority until such attribute was compared.

Attribute	Loan File Document(s)

Loan Type	Inquire Loan File Screen

Current Statutory Borrower Interest Rate	Inquire Loan File Screen, Display Borrower History Screen

Current Loan Balance	Display Loan History Detail Screen

Recomputed Number of Repayment Months Remaining	Display All Loans Screen, Inquire Loan File Screen, and instructions provided by the Corporation described below

First Disbursement Date	Inquire Loan File Screen

EDVestinU Private Education Loan Issue No. 1, LLC

Private Education Loan Asset-Backed Notes

November 18, 2015

Attribute	Loan File Document(s)

Loan Status	Inquire Loan File Screen, Display Borrower History Screen

First Payment Due Date	Inquire Loan File Screen

Recomputed Number of Monthly Repayments Made	Inquire Loan File Screen and instructions provided by the Corporation described below

Borrower State	Manual Caller Contact – All Groups Screen, Display Borrower History Screen

Recomputed Days Past Due	Manual Caller Contact – All Groups Screen and instructions provided by the Corporation described below

School Code	Inquire Loan File Screen

School Branch	Inquire Loan File Screen

Recomputed Interest Rate Margin	Display Loan History Screen, Inquire Loan File Screen, and instructions provided by the Corporation described below

For purposes of comparing the Number of Repayment Months Remaining, we were instructed by the Corporation to recompute the Number of Repayment Months Remaining (the “Recomputed Number of Repayment Months Remaining”) as follows: add (i) the number of conversion dates, found on the Display All Loans Screen, that have lapsed since the Cutoff Date, to the (ii) Number of Repayment Months Remaining as stated on the Inquire Loan File Screen. We compared the Recomputed Number of Repayment Months Remaining to the “BM_LOAN_ORIGINAL_LOAN_TERM_REMAINING” field in the Data File.

For purposes of comparing the Number of Monthly Repayments Made, we were instructed by the Corporation to recompute the Number of Monthly Repayments Made (the “Recomputed Number of Monthly Repayments Made”) as follows: subtract (i) the Recomputed Number of Repayment Months Remaining, from the (ii) original term found on the Inquire Loan File Screen. We compared the Recomputed Number of Monthly Repayments Made to the “PYMNTSMADE” field in the Data File.

For purposes of comparing the Days Past Due, we were instructed by the Corporation to recompute the Days Past Due (the “Recomputed Days Past Due”) as the difference in number of days between the Cutoff Date and the next payment due date contained in the Manual Caller Contact – All Groups Screen. The Corporation informed us that if the next payment due date on the Manual Caller Contact – All Groups Screen was after the Cutoff Date, the Days Past Due was equal to zero. We compared the Recomputed Days Past Due to the “BM_GROUP_DAYS_PAST_DUE” field in the Data File.

For purposes of comparing Interest Rate Margin, we were instructed by the Corporation to recompute the Interest Rate Margin (the “Recomputed Interest Rate Margin”) as follows: subtract (i) the respective index rate as stated on the “INDEX” field in the Data File (the one month LIBOR rate of 0.19% as of July 31, 2015 or the 91-Day Treasury Bill rate of 0.02% as of June 30, 2015, both provided by the Corporation), from the (ii) Current Statutory Borrower Interest Rate as stated on the Display Loan History Screen or the Inquire Loan File Screen. We compared the Recomputed Interest Rate Margin to the “MARGIN” field in the Data File.

EDVestinU Private Education Loan Issue No. 1, LLC

Private Education Loan Asset-Backed Notes

November 18, 2015

The information regarding the Selected Student Loans was found to be in agreement with the respective information on the Loan File Documents. There were no conclusions that resulted from the procedures.

II.	The Selected Student Loans for Promissory Note Procedure

At the request of the Specified Parties, we performed the following procedure with respect to the Selected Student Loans for Promissory Note Procedure. The Specified Parties indicated that the absence of the noted Loan File Document identified constituted an exception.

Attribute	Loan File Document

Presence of Executed Promissory Note	Executed Promissory Note

We noted the presence of the Executed Promissory Note in the Loan File for each Selected Student Loan for Promissory Note Procedure, except as noted in Exhibit C. Based on the results of the procedure performed for the Selected Student Loans for Promissory Note Procedure, there is a 99.0% confidence level that the deviation rate for the attribute does not exceed 2.28%. We make no representations as to the validity of the signature on the Executed Promissory Note. There were no conclusions that resulted from the procedure.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File or the Executed Promissory Note. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File or provided by the Corporation, and instructions provided by the Corporation, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Loan File Documents or other documents furnished to us by the Corporation, or instructions provided by the Corporation, which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer or that asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

EDVestinU Private Education Loan Issue No. 1, LLC

Private Education Loan Asset-Backed Notes

November 18, 2015

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of New Hampshire Higher Education Loan Corporation and RBC Capital Markets, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NSRSO’s who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

November 18, 2015

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A

The Selected Student Loans

Selected Student Loan #	Student Loan ID #	Selected Student Loan #	Student Loan ID #
1	201501001	51	201501051
2	201501002	52	201501052
3	201501003	53	201501053
4	201501004	54	201501054
5	201501005	55	201501055
6	201501006	56	201501056
7	201501007	57	201501057
8	201501008	58	201501058
9	201501009	59	201501059
10	201501010	60	201501060
11	201501011	61	201501061
12	201501012	62	201501062
13	201501013	63	201501063
14	201501014	64	201501064
15	201501015	65	201501065
16	201501016	66	201501066
17	201501017	67	201501067
18	201501018	68	201501068
19	201501019	69	201501069
20	201501020	70	201501070
21	201501021	71	201501071
22	201501022	72	201501072
23	201501023	73	201501073
24	201501024	74	201501074
25	201501025	75	201501075
26	201501026	76	201501076
27	201501027	77	201501077
28	201501028	78	201501078
29	201501029	79	201501079
30	201501030	80	201501080
31	201501031	81	201501081
32	201501032	82	201501082
33	201501033	83	201501083
34	201501034	84	201501084
35	201501035	85	201501085
36	201501036	86	201501086
37	201501037	87	201501087
38	201501038	88	201501088
39	201501039	89	201501089
40	201501040	90	201501090
41	201501041	91	201501091
42	201501042	92	201501092
43	201501043	93	201501093
44	201501044	94	201501094
45	201501045	95	201501095
46	201501046	96	201501096
47	201501047	97	201501097
48	201501048	98	201501098
49	201501049	99	201501099
50	201501050	100	201501100

(*)	The Student Loan ID Numbers referred to in this exhibit are not the actual Customer Loan Numbers.

THE PAGES THAT FOLLOW CONSTITUTE EXHIBIT B.

Exhibit B

The Selected Student Loans for Promissory Note Procedure

Selected Student Loan for Promissory Note Procedure #	Student Loan ID #	Selected Student Loan for Promissory Note Procedure #	Student Loan ID #
1	201501001	51	201501051
2	201501002	52	201501052
3	201501003	53	201501053
4	201501004	54	201501054
5	201501005	55	201501055
6	201501006	56	201501056
7	201501007	57	201501057
8	201501008	58	201501058
9	201501009	59	201501059
10	201501010	60	201501060
11	201501011	61	201501061
12	201501012	62	201501062
13	201501013	63	201501063
14	201501014	64	201501064
15	201501015	65	201501065
16	201501016	66	201501066
17	201501017	67	201501067
18	201501018	68	201501068
19	201501019	69	201501069
20	201501020	70	201501070
21	201501021	71	201501071
22	201501022	72	201501072
23	201501023	73	201501073
24	201501024	74	201501074
25	201501025	75	201501075
26	201501026	76	201501076
27	201501027	77	201501077
28	201501028	78	201501078
29	201501029	79	201501079
30	201501030	80	201501080
31	201501031	81	201501081
32	201501032	82	201501082
33	201501033	83	201501083
34	201501034	84	201501084
35	201501035	85	201501085
36	201501036	86	201501086
37	201501037	87	201501087
38	201501038	88	201501088
39	201501039	89	201501089
40	201501040	90	201501090
41	201501041	91	201501091
42	201501042	92	201501092
43	201501043	93	201501093
44	201501044	94	201501094
45	201501045	95	201501095
46	201501046	96	201501096
47	201501047	97	201501097
48	201501048	98	201501098
49	201501049	99	201501099
50	201501050	100	201501100

(*)	The Student Loan ID Numbers referred to in this exhibit are not the actual Customer Loan Numbers.

Exhibit B cont’d

Selected Student Loan for Promissory Note Procedure #	Student Loan ID #	Selected Student Loan for Promissory Note Procedure #	Student Loan ID #
101	201501101	151	201501151
102	201501102	152	201501152
103	201501103	153	201501153
104	201501104	154	201501154
105	201501105	155	201501155
106	201501106	156	201501156
107	201501107	157	201501157
108	201501108	158	201501158
109	201501109	159	201501159
110	201501110	160	201501160
111	201501111	161	201501161
112	201501112	162	201501162
113	201501113	163	201501163
114	201501114	164	201501164
115	201501115	165	201501165
116	201501116	166	201501166
117	201501117	167	201501167
118	201501118	168	201501168
119	201501119	169	201501169
120	201501120	170	201501170
121	201501121	171	201501171
122	201501122	172	201501172
123	201501123	173	201501173
124	201501124	174	201501174
125	201501125	175	201501175
126	201501126	176	201501176
127	201501127	177	201501177
128	201501128	178	201501178
129	201501129	179	201501179
130	201501130	180	201501180
131	201501131	181	201501181
132	201501132	182	201501182
133	201501133	183	201501183
134	201501134	184	201501184
135	201501135	185	201501185
136	201501136	186	201501186
137	201501137	187	201501187
138	201501138	188	201501188
139	201501139	189	201501189
140	201501140	190	201501190
141	201501141	191	201501191
142	201501142	192	201501192
143	201501143	193	201501193
144	201501144	194	201501194
145	201501145	195	201501195
146	201501146	196	201501196
147	201501147	197	201501197
148	201501148	198	201501198
149	201501149	199	201501199
150	201501150	200	201501200

(*)	The Student Loan ID Numbers referred to in this exhibit are not the actual Customer Loan Numbers.

Exhibit B cont’d

Selected Student Loan for Promissory Note Procedure #	Student Loan ID #	Selected Student Loan for Promissory Note Procedure #	Student Loan ID #
201	201501201	251	201501251
202	201501202	252	201501252
203	201501203	253	201501253
204	201501204	254	201501254
205	201501205	255	201501255
206	201501206	256	201501256
207	201501207	257	201501257
208	201501208	258	201501258
209	201501209	259	201501259
210	201501210	260	201501260
211	201501211	261	201501261
212	201501212	262	201501262
213	201501213	263	201501263
214	201501214	264	201501264
215	201501215	265	201501265
216	201501216	266	201501266
217	201501217	267	201501267
218	201501218	268	201501268
219	201501219	269	201501269
220	201501220	270	201501270
221	201501221	271	201501271
222	201501222	272	201501272
223	201501223	273	201501273
224	201501224	274	201501274
225	201501225	275	201501275
226	201501226	276	201501276
227	201501227	277	201501277
228	201501228	278	201501278
229	201501229	279	201501279
230	201501230	280	201501280
231	201501231	281	201501281
232	201501232	282	201501282
233	201501233	283	201501283
234	201501234	284	201501284
235	201501235	285	201501285
236	201501236	286	201501286
237	201501237
238	201501238
239	201501239
240	201501240
241	201501241
242	201501242
243	201501243
244	201501244
245	201501245
246	201501246
247	201501247
248	201501248
249	201501249
250	201501250

(*)	The Student Loan ID Numbers referred to in this exhibit are not the actual Customer Loan Numbers.

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT C.

Exhibit C

Exceptions List

Selected Student Loan for Promissory Note Procedure #	Student Loan ID #	Attribute	Per Data File	Per Loan File Document(s)
15	201501015	Presence of Executed Promissory Note	Not Applicable	Executed Promissory Note not available